Exhibit 99.1

grant thornton llp 1717 Main Street, Suite 1800 Dallas, TX 75201	REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

D 214 561 2300 F 214 561 2370
Board of Directors and Management of CoreVest Purchaser 2, LLC, CoreVest American Finance Depositor LLC, CoreVest American Finance 2023-P1 Trust, Goldman Sachs & Co. LLC,and Wells Fargo Securities, LLC:

We have performed the procedures enumerated below, on certain information with respect to attributes of CoreVest Purchaser 2, LLC (the “Sponsor”) and CoreVest American Finance Depositor LLC’s (the “Depositor” and together with the Sponsor, the “Company”) mortgage loans and certain related mortgaged properties as of June 30, 2023 (the “Subject Matter”) related to CoreVest American Finance 2023-P1 Trust’s (the “Issuer”) issuance of certain classes of Certificates (the “Securitization Transaction”). The Company’s management is responsible for the Data Files (as defined herein) accurately representing the information included in the underlying asset documents and the disclosed assumptions and methodologies.
The Company has agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the Subject Matter. This report may not be suitable for any other purpose. Additionally, the Issuer, Goldman Sachs & Co. LLC (“Goldman”) and Wells Fargo Securities, LLC (“Wells” and together with the Company, the Issuer and Goldman, the “Specified Parties”) have agreed to and acknowledged that the procedures performed are appropriate for their purposes. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.
Consequently, we make no representation regarding the appropriateness of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.
The procedures we performed and our findings are described in Appendix A.
We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Subject Matter. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.
Our agreed-upon procedures engagement was not conducted for the purpose of the following:

	●	Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements;

	●	Addressing the value of collateral securing any such assets being securitized;

GT.COM	Grant Thornton LLP is the U.S. member firm of Grant Thornton International Ltd (GTIL). GTIL and each of its member firms are separate legal entities and are not a worldwide partnership.

●	Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations;

●	Satisfying any criteria for due diligence published by a Nationally Recognized Statistical Rating Organization (NRSRO”);

●
Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions;

●	Forming any conclusions; or

●	Any other terms or requirements of the transaction that do not appear in this report.

We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.
This report is intended solely for the information and use of the Specified Parties. It is not intended to be, and should not be, used by anyone other than these specified parties, including investors and rating agencies, who are not identified as specified parties but who may have access to this report as required by law or regulation.
/s/ Grant Thornton LLP
Newport Beach, California
August 21, 2023

APPENDIX A:

Due Diligence Agreed Upon
Procedure

Appendix A

Unless otherwise indicated, the following are defined for the purposes of our procedures:

●
the phrase “compared” means we checked the information for agreement between sources, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such compared amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

●
the phrase “recomputed” means, if applicable, we recomputed the number through mathematical calculation using the applicable information in the Data File as the inputs, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such recomputed amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

●
the phrase “Source Documents” means a record containing details of a particular transaction or characteristic. Source Documents include, but are not limited to,(i)  Underwriting Models, Underwriting Summaries, Loan Agreements, Promissory Notes, Loan Modification Agreements, Management Agreements, Settlement Agreements, Settlement Statements, Guaranty Agreements, Credit Reports, Servicer Reports, Partial Release Letters, Schedule of Lender Costs and Amortization Tables (collectively, the “Mortgage Loan Source Documents”) and (ii) Appraisals or desktop review reports (collectively, the “Appraisals”), Appraisal Allocation sheets, the MSAs_zip.xlsx file (the “MSA File”), Loan Agreements, Adjusted ALA sheets  Underwriting Summary  and Underwriting Models (collectively, the “Property Source Documents”).

Due diligence agreed-upon procedures

The procedures performed and our associated findings are as follows:
On June 29, 2023, and with updates through August 16, 2023, the Company provided us with computer readable data files (the “Data Files”) containing the pool of mortgage loans (the “Mortgage Loans”) and related mortgaged properties (the “Mortgaged Properties”) included in the Securitization Transaction. For each Data File received, the Company identified which Mortgage Loans were ready for review and we were instructed by the Company, for the indicated Mortgage Loans, to select at random twenty-five percent (25%), rounded up to the nearest whole integer, of the parent properties that secure such Mortgage Loans (each a “Selected Property” and together the “Selected Properties”).  The Company provided us with the following Data Files:

●
The “Active Term Data Tape 2023-P1 v82 – External.xlsm” file was provided to us by the Company on July 2, 2023.  The Company instructed us to make selections from the indicated 18 Mortgage Loans. Grant Thornton selected 65 Selected Properties from 218 total parent properties with a total of 589 units.

●
The “Active Term Data Tape 2023-P1 v90 – External.xlsm” file was provided to us by the Company on July 12, 2023.  The Company instructed us to make selections from the indicated 10 Mortgage Loans. Grant Thornton selected 87 Selected Properties from 330 total parent properties with a total of 168 units.

●
The “Active Term Data Tape 2023-P1 v96 – External.xlsm” file was provided to us by the Company on July 19, 2023.  The Company instructed us to make selections from the indicated 23 Mortgage Loans. Grant Thornton selected 147 Selected Properties from 548 total parent properties with a total of 579 units.

●
The “Active Term Data Tape 2023-P1 v97 – External.xlsm” file was provided to us by the Company on July 20, 2023.  The Company instructed us to make selections from the indicated 7 Mortgage Loans. Grant Thornton selected 104 Selected Properties from 405 total parent properties with a total of 123 units.

In total, we selected 403 Mortgaged Properties from 1501 total parent properties consisting of 1459 units as shown in Appendix B.  We performed comparisons and/or recomputations for each parent property and applicable corresponding units of the Selected Properties for certain characteristics (the “Selected Property Characteristics”) (as identified in Exhibit 2 herein) using certain available Source Documents.
For each of the 58 Mortgage Loans, we performed comparisons and/or recomputations for certain characteristics (the “Mortgage Loan Characteristics”) (as identified in Exhibit 1 herein) using certain available Mortgage Loan Source Documents.
We were instructed by the Company that:

i.
For the purpose of comparing each of the Mortgage Loan Characteristics and Selected Property Characteristics, as shown in the Data Files, differences of less than or equal to $1.00, 0.01 (numbers and years) or 0.01%, as applicable, were deemed to be in agreement;

ii.
For the purpose of comparing the Mortgage Loan Characteristics 1 through 24 that are expressed as dollar values, differences of less than or equal to $2.00 (numbers) as applicable, were deemed to be in agreement.

Exhibit 1 Mortgage Loan Characteristics:

	Characteristic	Source Document	Procedure
1	UW Annual Rent ($)	Underwriting Summary	Compared and Agreed
2	Average Lease Term	Underwriting Summary	Compared and Agreed
3	UW Other Income ($)	Underwriting Summary	Compared and Agreed
4	UW Credit and Vacancy Loss ($)	Underwriting Summary	Recomputed and Agreed
5	UW Effective Gross Income ($)	Underwriting Summary	Recomputed and Agreed
6	UW Annual Property Management Fee ($)	Underwriting Summary	Compared and Agreed
7	UW Annual Marketing and Leasing Costs ($)	Underwriting Summary	Compared and Agreed

	Characteristic	Source Document	Procedure
8	UW Repairs and Maintenance ($)	Underwriting Summary	Compared and Agreed
9	UW Annual Insurance Costs ($)	Underwriting Summary	Compared and Agreed
10	UW Annual HOA/Special Assessment Fees ($)	Underwriting Summary	Compared and Agreed
11	UW Annual Real Estate Taxes ($)	Underwriting Summary	Compared and Agreed
12	UW Annual Turnover Costs ($)	Underwriting Summary	Compared and Agreed
13	UW Annual Landscaping ($)	Underwriting Summary	Compared and Agreed
14	UW Annual Other Costs ($)	Underwriting Summary	Recomputed and Agreed
15	UW Annual Expenses ($)	Underwriting Summary	Recomputed and Agreed
16	UW Annual Net Operating Income ($)	Underwriting Summary	Recomputed and Agreed
17	UW Annual CapEx Reserve ($)	Underwriting Summary	Compared and Agreed
18	UW Annual Net Cash Flow ($)	Underwriting Summary	Recomputed and Agreed
19	Value at Origination ($)	Underwriting Summary	Compared and Agreed
20	% HOA	Underwriting Summary	Recomputed and Agreed
21	% Section 8	Underwriting Summary	Recomputed and Agreed
22	Occupancy as of Origination	Underwriting Summary	Compared and Agreed
23	Number of Units	Underwriting Summary	Compared and Agreed
24	Number of Properties	Underwriting Summary	Compared and Agreed
25	Monthly Tax Escrow	Loan Agreement or Settlement Statement	Compared and Agreed
26	Monthly Insurance Escrow	Loan Agreement or Settlement Statement	Compared and Agreed
27	Monthly Capital Expenditure Escrow ($)	Loan Agreement, Settlement Statement, Servicer Report	Compared and Agreed
28	Upfront Leasing Escrow ($)	Loan Agreement or Settlement Statement	Compared and Agreed
29	Monthly Leasing Escrow ($)	Loan Agreement or Settlement Statement	Compared and Agreed
30	Monthly Leasing Escrow ($)	Settlement Statement or Schedule of Lender Costs	Compared and Agreed
31	Monthly Interest Escrow ($)	Loan Agreement or Settlement Statement	Compared and Agreed
32	Upfront Deferred Maintenance Escrow ($)	Loan Agreement or Settlement Statement	Compared and Agreed

Characteristic	Source Document	Procedure
33	Monthly Deferred Maintenance Escrow ($)	Loan Agreement or Settlement Statement	Compared and Agreed
34	Rent Rolls (Y/N)	Loan Agreement	Compared and Agreed
35	Frequency of Rent Rolls	Loan Agreement	Compared and Agreed
36	Operating Statement (Y/N)	Loan Agreement	Compared and Agreed
37	Frequency of Operating Statements	Loan Agreement	Compared and Agreed
38	Loan Originator	Loan Agreement	Compared and Agreed
39	Borrower	Loan Agreement	Compared and Agreed
40	Guarantor	Guaranty Agreement	Compared and Agreed
41	Related Guarantor Loan	Guaranty Agreement	Compared and Agreed
42	Type of Guarantor (Individual or Type of Entity)	Guaranty Agreement	Compared and Agreed
43	Guarantor FICO	Credit Report	Compared and Agreed
44	Sponsor	Loan Agreement	Compared and Agreed
45	Origination Date	Promissory Note, Loan Agreement or Loan Modification Agreement	Compared and Agreed
46	Payment Date	Loan Agreement	Compared and Agreed
47	First Payment Date	Loan Agreement	Recomputed and Agreed
48	Initial Maturity Date	Loan Agreement	Compared and Agreed
49	Mortgage Loan Initial Funded Amount ($)	Loan Agreement or Loan Modification Agreement	Compared and Agreed
50	Monthly Debt Service ($)	Loan Agreement or Loan Modification Agreement	Compared and Agreed
51	Rate Type	Loan Agreement	Compared and Agreed
52	Interest Rate	Loan Agreement	Compared and Agreed
53	Interest Rate Accrual	Loan Agreement	Compared and Agreed
54	Amortization Type	Loan Agreement	Compared and Agreed
55	IO Term (months)	Loan Agreement	Compared and Agreed
56	Recourse (Y/N)	Guaranty Agreement	Compared and Agreed
57	Recourse to Guarantor (Full, Partial, Carve-out, None)	Guaranty Agreement	Compared and Agreed
58	Property Manager	Loan Agreement or Management Agreement	Compared and Agreed
59	Prepayment Provision	Loan Agreement or Loan Modification Agreement	Compared and Agreed

Characteristic	Source Document	Procedure
60	Original Yield Maintenance Period	Loan Agreement or Loan Modification Agreement	Recomputed and Agreed
61	Other Prepayment Provision	Loan Agreement	Compared and Agreed
62	Open Period	Loan Agreement or Loan Modification Agreement	Recomputed and Agreed
63	YM Calculation Method (PV or Int Diff)	Loan Agreement or Loan Modification Agreement	Compared and Agreed
64	Calc'd Through (Maturity or Open)	Loan Agreement or Loan Modification Agreement	Compared and Agreed
65	PV Discount Treasury Projection Term (Maturity or Open)	Loan Agreement	Compared and Agreed
66	PV Discount Treasury Compounding Type (MEY or BEY)	Loan Agreement	Compared and Agreed
67	SPE (Y/N)	Loan Agreement	Compared and Agreed
68	Independent Director (Y/N)	Loan Agreement	Compared and Agreed
69	Substitution Permitted (Y/N)	Loan Agreement	Compared and Agreed
70	Partial Release Permitted (Y/N)	Loan Agreement	Compared and Agreed
71	Substitution Provision Description	Loan Agreement	Compared and Agreed
72	Partial Release Provisions	Loan Agreement	Compared and Agreed
73	Partial Release Premium	Loan Agreement	Compared and Agreed
74	Grace Period (Late Fee)	Loan Agreement	Compared and Agreed
75	Grace Period (Principal and Interest)	Loan Agreement	Compared and Agreed
76	Existing Secondary Financing (Y/N)	Loan Agreement	Compared and Agreed
77	Secondary Financing Amount (Existing)	Loan Agreement	Compared and Agreed
78	Secondary Financing Description	Loan Agreement	Compared and Agreed
79	Future Secondary Financing Allowed (Y/N)	Loan Agreement	Compared and Agreed
80	Future Secondary Financing Description	Loan Agreement	Compared and Agreed
81	Lockbox Type	Loan Agreement	Compared and Agreed
82	Lockbox Trigger	Loan Agreement	Compared and Agreed
83	Cash Management Type	Loan Agreement	Compared and Agreed

Characteristic	Source Document	Procedure
84	Cash Management and Cash Trap Trigger (for Springing Cash Management) and Cash Trap Trigger (for Harsh Cash Management)	Loan Agreement	Compared and Agreed
85	Multiple Borrowers (Y/N)	Loan Agreement	Compared and Agreed
86	Cut Off Date Value ($)	Calculation	Recomputed and Agreed
87	Cut-Off Date Principal Balance	Calculation	Recomputed and Agreed
88	Maturity Date Balance	Loan Agreement	Recomputed and Agreed
89	Most Recent Occupancy	Underwriting Summary / Rent Rolls	Compared and Agreed
90	Most Recent Occupancy as of Date	Loan Agreement / Rent Rolls	Compared and Agreed
91	Rank Loan Number	Loan Agreement	Recomputed and Agreed
92	Original Term to Maturity (months)	Loan Agreement	Recomputed and Agreed
93	Original Amortization Term (months)	Loan Agreement	Recomputed and Agreed
94	Seasoning (months)	Loan Agreement	Recomputed and Agreed
95	Remaining Term (months)	Loan Agreement	Recomputed and Agreed
96	Remaining Amortization Term (months)	Calculation	Recomputed and Agreed
97	Annualized Debt Service Payment ($)	Calculation	Recomputed and Agreed
98	Administrative Fee Rate	Calculation	Recomputed and Agreed
99	Net Mortgage Rate	Calculation	Recomputed and Agreed
100	Mortgage Loan UW NOI DSCR	Underwriting Summary / Loan Agreement	Recomputed and Agreed
101	Mortgage Loan UW NCF DSCR	Underwriting Summary / Loan Agreement	Recomputed and Agreed
102	NOI DSCR as of 3/31	Calculation	Recomputed and Agreed
103	NCF DSCR as of 3/31	Calculation	Recomputed and Agreed
104	Mortgage Loan Cutoff NOI Debt Yield	Underwriting Summary	Recomputed and Agreed
105	Mortgage Loan Cutoff NCF Debt Yield	Underwriting Summary	Recomputedand Agreed
106	NCF Debt Yield as of 3/31	Underwriting Summary	Recomputedand Agreed
107	Origination Date LTV Ratio	Calculation	Recomputedand Agreed
108	Cut-Of Date LTV Ratio	Calculation	Recomputedand Agreed

Characteristic	Source Document	Procedure
109	Maturity Date LTV Ratio	Calculation	Recomputed and Agreed
110	Current Yield Maintenance Period	Calculation	Recomputed and Agreed
111	Remaining IO Term	Calculation	Recomputed and Agreed
112	% of Pool	Calculation	Recomputed and Agreed

We noted no discrepancies between the Data Files and the Source Documents. For “Guarantor FICO”, we were instructed by the Company to use the following methodology:
-
For each Mortgage Loan that has one Guarantor, use (i) the highest FICO score of the Guarantor if two FICO scores are listed on the credit report or (ii) the median FICO score of the Guarantor if three FICO scores are listed on the credit report.

-
For each Mortgage Loan that has more than one Guarantor, determine the FICO score for each Guarantor, and use the highest resulting FICO score.  For any FICO score that has (i) insufficient credit funds or credit history, or (ii) is a foreign national, such FICO score is excluded.

For “First Payment Date”, we were instructed by the Company to assume that the “First Payment Date” is the ninth (9th) day of the calendar month following the first full interest accrual period.
For “Monthly Debt Service ($)”, we were instructed by the Company to recalculate such characteristic using the following methodology:

-	Use the (i) PMT function in Microsoft Excel, (ii) the “Mortgage Loan Initial Funded Amount ($)”, (iii) the “Interest Rate” and (iv) the principal amortization period.
-	For any recomputed amortizing Mortgage Loan which also has an “Interest Rate Accrual” of Actual/360, divide the “Interest Rate” by twelve and then multiply by a fraction equal to 365/360.
For “IO Term (months)”, we were instructed by the Company to use the following methodology:
-	For any Mortgage Loan with an “Amortization Type” of amortizing balloon, use “N/A”.
-	For any Mortgage Loan with an “Amortization Type” of interest only, use the “Original Term to Maturity (months)”.
-	For any Mortgage Loan with an “Amortization Type” of interest only and amortizing balloon, use interest only before amortization begins.
For “Original Yield Maintenance Period”, we were instructed by the Company to recalculate such characteristic using the following methodology:
-
Use the number of “Payment Dates” from and including the “First Payment Date” through and including the “Initial Maturity Date” on which the borrower is required to remit a yield maintenance payment in connection with a voluntary prepayment.

-	For any Mortgage Loan that is not a yield maintenance Mortgage Loan based on review of the Loan Agreement, use “N/A”.
For “Open Period”, we were instructed by the Company to recalculate such characteristic using the following methodology:
-	By subtracting the “Original Term to Maturity (months)” from the “Original Yield Maintenance Period”.
-
For any step-down loans, use the remaining period from the “Par Prepayment Date” to the end of the loan term. Also add two periods for between deal close and the first payment date and actual par prepayment date.

For “YM Calculation Method (PV or Int Diff)”, “Calc'd Through (Maturity or Open)”, “PV Discount Treasury Projected Term (Maturity or Open)”, and “PV Discount Treasury Compounding Type (MEY or BEY)”, we were instructed by the Company to use the following methodology:

-	For any step-down Mortgage Loan based on review of the Yield Maintenance Premium definition within the Loan Agreement, use “N/A”.
For “Lockbox Type”, we were instructed by the Company to use the following methodology:
-
Springing – As of the origination date of the Mortgage Loan, the borrower and/or related property manager is required to deposit any rent it receives in a rent deposit account or restricted account, as applicable.  Upon the occurrence of an event of default or certain trigger events as described in the applicable Mortgage Loan Source Document, the lender requires or has the option to require the borrower to direct tenants to deposit funds directly to a lockbox account or restricted account, as applicable.

-	Hard – As of the origination date of the Mortgage Loan, there is an established lockbox account controlled by the lender into which tenants are required to deposit rents directly.
-	N/A – As of the origination date of the Mortgage Loan, either:

i. The borrower or the related property manager is not required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt;
ii. The borrower or the related property manager is required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt, however, there are no requirements for the borrower to direct tenants to deposit funds directly to a rent deposit account upon the occurrence of an event of default or certain trigger events as described in the applicable Mortgage Loan Source Document; or
iii. The borrower of the related property manager is not required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt. Upon the occurrence of an event of default or certain trigger events as described in the applicable Mortgage Loan Source Document, the lender has the option to require the borrower to direct tenants to deposit funds directly to an account designated by the lender or to such other third party as directed by the lender.

For “Cash Management Type”, we were instructed by the Company to use the following methodology:
-
Springing – Prior to an event of default or certain trigger events that are described in the applicable Mortgage Loan Source Document, all cash on deposit in a rent deposit account is released periodically to the borrower.  Upon the occurrence an event of default or certain trigger events that are described in the applicable Mortgage Loan Source Document, all cash on deposit in the rent deposit account will be swept to a lender-controlled cash management account and will be applied in accordance with the terms of the applicable Mortgage Loan Source Document.

-
Hard – As of the origination date of the Mortgage Loan, all cash on deposit in the rent deposit account is swept to a lender-controlled cash management account and is applied in accordance with the terms of the applicable Mortgage Loan Source Document.

-	N/A – In accordance with the terms of the applicable Mortgage Loan Source Document, no cash management account is required to be established during the term of the related Mortgage Loan.

For “Cut-Off Date Principal Balance”, and “Maturity Date Balance”, we were instructed by the Company to recalculate such characteristic using the “Origination Date”, “Mortgage Loan Initial Funded Amount ($)”, “Monthly Debt Service ($)”, “Interest Rate”, “Initial Maturity Date”, and “IO Term (months)” and to use the following methodology:

-
Recalculate the principal balance assuming all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments, defaults or other unscheduled collections.

For “Rank Loan Number” and “% of Pool”, we were instructed by the Company to use the “Cut-Off Date Principal Balance” and total pool size to determine the “% of Pool” and corresponding “Rank Loan Number”.
For “Original Term to Maturity (months)”, we were instructed by the Company to recalculate such characteristic using the total months between the “First Payment Date” and “Initial Maturity Date”.
For “Original Amortization Term (months)”, we were instructed by the Company to recalculate such characteristic using the “Mortgage Loan Initial Funded Amount ($)”, “Interest Rate” and “Monthly Debt Service ($)” and to use the following methodology:

-
Assume that each Mortgage Loan has a fixed level monthly payment, all of which have an “Interest Rate Accrual” of Actual/360 and divide the “Interest Rate” by twelve and then multiply by a fraction equal to 365/360.

-	For any Mortgage Loan with an “Amortization Type” of interest only, use “N/A”.

For “Seasoning (months)”, we were instructed by the Company to use the total months between the “First Payment Date” and the next due date.
For “Remaining Term (months)”, we were instructed by the Company to recalculate such characteristic by subtracting the “Original Term to Maturity (months)” from the “Seasoning (months)”.

For “Remaining Amortization Term (months)”, we were instructed by the Company to recalculate such characteristic using the “IO Term (months)”, “Original Amortization Term (months)”, and “Seasoning (months)” and to use the following methodology:

-	For any Mortgage Loan with an “Amortization Type” of “interest only”, use “N/A".

For “Annualized Debt Service Payment ($)”, we were instructed by the Company to recalculate such characteristic by multiplying the “Monthly Debt Service ($)” by twelve.
For “Net Mortgage Rate”, we were instructed by the Company to recalculate such characteristic by subtracting the “Administrative Fee Rate” from the “Interest Rate” .
For “Mortgage Loan UW NOI DSCR”, we were instructed by the Company to recalculate such characteristic by dividing the “UW Annual Net Operating Income ($)” by the “Annualized Debt Service Payment ($)”.
For “Mortgage Loan UW NCF DSCR”, we were instructed by the Company to recalculate such characteristic by dividing the “UW Annual Net Cash Flow ($)” by the “Annualized Debt Service Payment ($)”.
For “Mortgage Loan Cutoff NOI Debt Yield”, we were instructed by the Company to recalculate such characteristic by dividing the “UW Net Operating Income” by the “Cut Off Date Value ($)”.
For “Mortgage Loan Cutoff NCF Debt Yield”, we were instructed by the Company to recalculate such characteristic by dividing the “UW Net Cash Flow ($)” by the “Cut Off Date Value ($)”.
For “Origination Date LTV Ratio”, we were instructed by the Company to recalculate such characteristic by dividing the “Mortgage Loan Initial Funded Amount ($)” by the “Value at Origination ($)”.
For “Cut-Off Date LTV Ratio”, we were instructed by the Company to recalculate such characteristic by dividing the “Cut-Off Date Principal Balance” by the “Cut Off Date Value ($)”.
For “Maturity Date LTV Ratio”, we were instructed by the Company to recalculate such characteristic by dividing the “Maturity Date Balance” by the “Value at Origination ($)”.
For “Current Yield Maintenance Period”, we were instructed by the Company to recalculate such characteristic by subtracting the “Original Yield Maintenance Period” from the “Seasoning (months)”.
For “Remaining IO Term”, we were instructed by the Company to recalculate such characteristic using the following methodology:

-	Subtract the “IO Term (months)” from the “Seasoning (months)”.
-	For any Mortgage Loan with an “Amortization Type” of amortizing balloon, use “N/A”.

Exhibit 2
Selected Properties Characteristics:

	Characteristic	Source Document	Procedure
1	Loan ID	Appraisal, Underwriting Summary or Loan Agreement	Compared and Agreed
2	Address (Street)	Appraisal or Loan Agreement	Compared and Agreed
3	City	Appraisal or Loan Agreement	Compared and Agreed
4	State	Appraisal or Loan Agreement	Compared and Agreed
5	Zip Code	Appraisal or Loan Agreement	Compared and Agreed
6	Property Type	Underwriting Summary	Compared and Agreed
7	Number of Units	Appraisal	Compared and Agreed
8	Year Built	Appraisal	Compared and Agreed
9	Total Square Footage	Appraisal	Compared and Agreed
10	Number of Bedrooms	Appraisal	Compared and Agreed
11	Number of Bathrooms	Appraisal	Compared and Agreed
12	Swimming Pool (Y/N)	Appraisal	Compared and Agreed
13	Swimming Pool (Y/N)	Appraisal and Appraisal Allocation sheets	Compared and Agreed
14	Cut-off Valuation Type	Appraisal	Compared and Agreed
15	Cut-off Valuation Date	Appraisal	Compared and Agreed
16	Closing Date Allocated Loan Amount	Loan Agreement and Adjusted ALA sheets	Compared and Agreed
17	Allocated Loan Amount %	Loan Agreement and Adjusted ALA sheets	Recomputed and Agreed
18	Loan Originator	Appraisal	Compared and Agreed
19	Closest MSA	MSA File	Compared and Agreed
20	Section 8 (Y/N)	Underwriting Summary	Compared and Agreed
21	Cut-off date Allocated Amount	Loan Agreement and Adjusted ALA sheets	Recomputed and Agreed
22	Maturity Date Allocated Loan Amount	Loan Agreement and Adjusted ALA sheets	Recomputed and Agreed

We noted 122 initial discrepancies in connection with the characteristics listed in Exhibit 2 between the Data Files and the Source Documents as listed in Appendix C.  All such differences were provided to the Company by Grant Thornton. The Company subsequently provided us with an updated Data File (the “Final Data File,”).  Grant Thornton compared the information in the Final Data File to the results of our procedures as described herein.  All such compared information was in agreement.
For “Address (Street)”, we were instructed by the Company that differences that are due to truncation, abbreviation or punctuation were deemed to be in agreement.
For “Address (Street)”, “Number of Units”, “Total Square Footage”, “Number of Bedrooms” and “Number of Bathrooms”, we were instructed by the Company that addresses that are parent properties are to be considered the #1 unit/apartment in properties with multiple units.
For “Zip Code”, we were instructed by the Company that differences that are due to cell formatting on the data tape are deemed to be in agreement.
For “Property Type”, we were instructed by the Company to determine the type by the number of units listed on the Source Documents.

-	1 unit = SFR
-	2 to 4 units = 2-4 Unit
-	2 unit & S-Det/End Unit = Townhome
-	More than 4 units = Multifamily

For “Number of Bedrooms” and “Number of Bathrooms”, we were instructed by the Company that if the property type is “Multifamily” the number of bedrooms and number of bathrooms is determined by referencing the square footage on the “Unit Mix” or “Residential Unit Summary” tables found in the Source Documents.
For “Number of Bathrooms, we were instructed by the Company that if the Source Document has a format that shows a fractional amount of .1 bathrooms, that should be deemed equivalent to .5 bathrooms.
For “Swimming Pool”, we were instructed by the Company if the Source Document does not specifically state that the Sample Property has a swimming pool to use “N” as a value.
For “Allocated Loan Amount %”, we were instructed by the Company to recompute this by dividing the “Allocation Loan Amount” for each Sample Property by the “Mortgage Loan Initial Funded Amount ($)” (from Mortgage Loan Characteristics).
For “Cut-off Date Allocated Amount”, we were instructed by the Company to  recompute this by multiplying the “Allocated Loan Amount %” by the “Cut-off Date Value ($)” (recomputed in the Mortgage Loan Characteristics)
For “Maturity Date Allocated Loan Amount”, we were instructed by the Company to recompute this by multiplying the “Allocated Loan Amount %” by the “Maturity Date Balance” (recomputed in the Mortgage Loan Characteristics)

Appendix B

7/2/2023 Property Selection					7/12/2023 Property Selection					7/19/2023 Property Selection					7/20/2023 Property Selection
Active Term Data Tape 2023-P1 v82 – External.xlsm					Active Term Data Tape 2023-P1 v90 – External.xlsm					Active Term Data Tape 2023-P1 v96 – External.xlsm					Active Term Data Tape 2023-P1 v97 – External.xlsm
		25% of	Parent	Units per		# of	25% of	Parent	Units per		# of	25% of	Parent	Units per		# of	25% of	Parent	Units per
Loan ID	# of Parent	selections	Selection	selection	Loan ID	Parent	selections	Selection	selection	Loan ID	Parent	selections	Selection	Selection	Loan ID	Parent	selections	Selection	Selection
44304	1	1	44304-1	328	46334	113	29	46334-106	2	43422	25	7	43422-8	23	45074	285	72	45074-252	1
45987	1	1	45987-1	92				46334-108	2				43422-2	4				45074-132	1
45076	43	11	45076-13	3				46334-109	2				43422-21	60				45074-235	1
			45076-29	2				46334-112	1				43422-11	13				45074-59	1
			45076-11	2				46334-113	2				43422-5	8				45074-145	1
			45076-3	2				46334-12	2				43422-3	3				45074-227	1
			45076-23	2				46334-17	2				43422-19	4				45074-270	1
			45076-38	2				46334-20	2	43462	35	9	43462-11	1				45074-234	1
			45076-43	5				46334-23	2				43462-33	3				45074-54	1
			45076-21	2				46334-27	2				43462-5	2				45074-43	1
			45076-8	2				46334-35	5				43462-34	4				45074-283	1
			45076-12	4				46334-39	1				43462-17	2				45074-116	1
			45076-30	2				46334-44	2				43462-13	2				45074-222	1
44180	1	1	44180-1	32				46334-48	1				43462-26	6				45074-245	1
45404	62	16	45404-22	1				46334-51	2				43462-35	30				45074-264	1
			45404-16	4				46334-58	1				43462-31	3				45074-212	1
			45404-23	1				46334-59	2	43345	1	1	43345-1	72				45074-228	1
			45404-3	1				46334-61	2	44442	48	12	44442-14	1				45074-1	1
			45404-44	1				46334-64	2				44442-21	1				45074-96	1
			45404-29	1				46334-71	1				44442-17	1				45074-276	1
			45404-2	1				46334-72	1				44442-26	1				45074-129	1
			45404-56	2				46334-73	1				44442-45	1				45074-226	1
			45404-38	2				46334-78	2				44442-24	2				45074-134	1
			45404-35	1				46334-82	1				44442-38	1				45074-103	1
			45404-7	1				46334-87	1				44442-10	1				45074-279	1
			45404-37	2				46334-89	2				44442-33	1				45074-203	1
			45404-32	1				46334-92	2				44442-28	1				45074-285	1
			45404-55	1				46334-4	1				44442-3	2				45074-98	1
			45404-58	4				46334-96	1				44442-15	2				45074-135	1
			45404-59	1	46592	52	13	46592-35	1	43839	1	1	43839-1	98				45074-168	1
45628	37	10	45628-37	1				46592-51	1	44867	6	2	44867-1	12				45074-58	4
			45628-1	1				46592-47	1				44867-3	8				45074-164	1
			45628-18	1				46592-31	1	44655	1	1	44655-1	50				45074-15	1
			45628-34	1				46592-18	1	45619	12	3	45619-4	1				45074-46	1
			45628-29	1				46592-38	1				45619-2	1				45074-113	1
			45628-31	1				46592-16	1				45619-10	1				45074-249	1
			45628-22	1				46592-12	1	45142	10	3	45142-7	1				45074-110	1
			45628-2	1				46592-40	1				45142-6	1				45074-182	1
			45628-30	1				46592-21	1				45142-5	1				45074-133	1
			45628-14	1				46592-3	1	44906	10	3	44906-4	1				45074-161	1
45616	14	4	45616-14	1				46592-5	1				44906-9	1				45074-211	1
			45616-6	1				46592-49	1				44906-2	1				45074-109	1
			45616-1	1	45852	70	18	45852-7	1	46072	29	8	46072-13	1				45074-3	1
			45616-3	1				45852-53	1				46072-11	2				45074-39	1
45927	1	1	45927-1	13				45852-30	1				46072-25	1				45074-266	1
45617	13	4	45617-2	1				45852-58	1				46072-22	1				45074-201	1
			45617-4	1				45852-20	1				46072-8	1				45074-89	1
			45617-8	1				45852-66	1				46072-3	1				45074-47	1
			45617-5	1				45852-5	1				46072-10	1				45074-6	15
45001	1	1	45001-1	16				45852-1	1				46072-24	1				45074-93	1
45496	7	2	45496-3	1				45852-57	1	46340	45	12	46340-36	2				45074-138	1
			45496-7	2				45852-28	1				46340-25	1				45074-16	1
41731	15	4	41731-13	1				45852-13	1				46340-10	1				45074-256	1
			41731-11	1				45852-54	1				46340-44	1				45074-20	1
			41731-10	1				45852-21	1				46340-31	1				45074-107	1
			41731-8	1				45852-31	1				46340-45	2				45074-86	1
44898	11	3	44898-7	1				45852-42	1				46340-21	1				45074-99	1
			44898-8	1				45852-40	1				46340-38	1				45074-262	1
			44898-11	1				45852-27	1				46340-34	1				45074-137	1
45660	6	2	45660-6	2				45852-2	1				46340-6	1				45074-280	1
			45660-3	2	46060	33	9	46060-22	1				46340-43	1				45074-53	1
44358	1	1	44358-1	6				46060-15	1				46340-30	2				45074-38	1

7/2/2023 Property Selection					7/12/2023 Property Selection					7/19/2023 Property Selection					7/20/2023 Property Selection
Active Term Data Tape 2023-P1 v82 – External.xlsm					Active Term Data Tape 2023-P1 v90 – External.xlsm					Active Term Data Tape 2023-P1 v96 – External.xlsm					Active Term Data Tape 2023-P1 v97 – External.xlsm
45442	2	1	45442-2	1				46060-5	1	46355	18	5	46355-7	1				45074-73	1
46027	1	1	46027-1	8				46060-1	1				46355-16	1				45074-105	1
45148	1	1	45148-1	8				46060-32	1				46355-6	1				45074-33	1
18	218	65	Totals	589				46060-10	1				46355-4	1				45074-242	1
								46060-4	1				46355-14	1				45074-273	1
								46060-6	1	46556	12	3	46556-4	1				45074-126	1
								46060-7	1				46556-3	1				45074-60	1
					46434	15	4	46434-8	1				46556-12	1				45074-71	1
								46434-6	1	46594	1	1	46594-1	16				45074-229	1
								46434-5	2	46882	14	4	46882-6	1				45074-90	1
								46434-9	1				46882-1	1	47146	57	15	47146-37	1
					45572	1	1	45572-1	9				46882-10	1				47146-16	1
					45876	1	1	45876-1	50				46882-3	1				47146-34	1
					46690	19	5	46690-18	1	47060	13	4	47060-3	1				47146-57	1
								46690-8	1				47060-6	1				47146-12	1
								46690-3	1				47060-11	1				47146-36	1
								46690-5	1				47060-12	1				47146-47	1
								46690-19	1	42658	27	7	42658-21	1				47146-23	1
					47019	18	5	47019-18	2				42658-9	1				47146-41	1
								47019-15	1				42658-10	1				47146-33	1
								47019-13	1				42658-11	1				47146-17	1
								47019-8	1				42658-7	1				47146-39	1
								47019-4	2				42658-3	1				47146-38	1
					45167	8	2	45167-5	1				42658-13	1				47146-20	1
								45167-2	1	46616	32	8	46616-29	1				47146-6	1
					10	330	87	Totals	168				46616-18	1	46911	15	4	46911-10	1
													46616-7	1				46911-14	1
													46616-12	1				46911-11	1
													46616-8	1				46911-3	1
													46616-2	1	47779	12	3	47779-3	1
													46616-15	1				47779-4	1
													46616-1	1				47779-6	1
										46693	188	47	46693-125	1	47080	14	4	47080-12	2
													46693-83	1				47080-11	1
													46693-38	1				47080-9	1
													46693-90	1				47080-1	1
													46693-64	1	47078	12	3	47078-10	2
													46693-2	2				47078-9	1
													46693-82	1				47078-4	1
													46693-68	1	47360	10	3	47360-6	1
													46693-42	1				47360-8	1
													46693-141	1				47360-7	1
													46693-10	1	7	405	104	Totals	123
													46693-159	1
													46693-138	1
													46693-162	1
													46693-114	1
													46693-135	1
													46693-187	1
													46693-145	1
													46693-106	2
													46693-163	1
													46693-180	1
													46693-174	1
													46693-75	1
													46693-72	2
													46693-12	1
													46693-154	1
													46693-37	1
													46693-73	1
													46693-165	1
													46693-167	1
													46693-48	1
													46693-79	1

7/2/2023 Property Selection	7/12/2023 Property Selection	7/19/2023 Property Selection					7/20/2023 Property Selection
Active Term Data Tape 2023-P1 v82 – External.xlsm	Active Term Data Tape 2023-P1 v90 – External.xlsm	Active Term Data Tape 2023-P1 v96 – External.xlsm					Active Term Data Tape 2023-P1 v97 – External.xlsm
					46693-56	1
					46693-66	1
					46693-27	1
					46693-7	4
					46693-115	1
					46693-22	1
					46693-50	1
					46693-25	1
					46693-54	1
					46693-142	1
					46693-95	1
					46693-55	1
					46693-24	1
					46693-97	1
					46693-102	1
		47211	3	1	47211-1	6
		47497	12	3	47497-4	1
					47497-12	1
					47497-2	1
		47874	5	2	47874-2	6
					47874-5	8
		23	548	147	Totals	579

Appendix C

Sample Property Reference	Property Characteristic	Batch Data file Value	Property Source Document Value
43345-1-10	Total SF	1175	875
43345-1-10	Number of Bedrooms	3	2
43345-1-10	Number of Bathrooms	2	1
43345-1-11	Total SF	875	1175
43345-1-11	Number of Bedrooms	2	3
43345-1-11	Number of Bathrooms	1	2
43345-1-12	Total SF	875	1175
43345-1-12	Number of Bedrooms	2	3
43345-1-12	Number of Bathrooms	1	2
43345-1-13	Total SF	875	1175
43345-1-13	Number of Bedrooms	2	3
43345-1-13	Number of Bathrooms	1	2
43345-1-14	Total SF	875	1175
43345-1-14	Number of Bedrooms	2	3
43345-1-14	Number of Bathrooms	1	2
43345-1-19	Total SF	1175	875
43345-1-19	Number of Bedrooms	3	2
43345-1-19	Number of Bathrooms	2	1
43345-1-20	Total SF	1175	875
43345-1-20	Number of Bedrooms	3	2
43345-1-20	Number of Bathrooms	2	1
43345-1-21	Total SF	1175	875
43345-1-21	Number of Bedrooms	3	2
43345-1-21	Number of Bathrooms	2	1
43345-1-23	Total SF	875	1175
43345-1-23	Number of Bedrooms	2	3
43345-1-23	Number of Bathrooms	1	2
43345-1-24	Total SF	875	1175
43345-1-24	Number of Bedrooms	2	3
43345-1-24	Number of Bathrooms	1	2
43345-1-25	Total SF	875	1175
43345-1-25	Number of Bedrooms	2	3
43345-1-25	Number of Bathrooms	1	2
43345-1-26	Total SF	875	1175
43345-1-26	Number of Bedrooms	2	3
43345-1-26	Number of Bathrooms	1	2
43345-1-3	Total SF	1175	875
43345-1-3	Number of Bedrooms	3	2
43345-1-3	Number of Bathrooms	2	1
43345-1-30	Total SF	1175	875
43345-1-30	Number of Bedrooms	3	2
43345-1-30	Number of Bathrooms	2	1
43345-1-31	Total SF	1175	875

Sample Property Reference	Property Characteristic	Batch Data file Value	Property Source Document Value
43345-1-31	Number of Bedrooms	3	2
43345-1-31	Number of Bathrooms	2	1
43345-1-32	Total SF	1175	875
43345-1-32	Number of Bedrooms	3	2
43345-1-32	Number of Bathrooms	2	1
43345-1-35	Total SF	875	1175
43345-1-35	Number of Bedrooms	2	3
43345-1-35	Number of Bathrooms	1	2
43345-1-36	Total SF	875	1175
43345-1-36	Number of Bedrooms	2	3
43345-1-36	Number of Bathrooms	1	2
43345-1-40	Total SF	1175	875
43345-1-40	Number of Bedrooms	3	2
43345-1-40	Number of Bathrooms	2	1
43345-1-41	Total SF	1175	875
43345-1-41	Number of Bedrooms	3	2
43345-1-41	Number of Bathrooms	2	1
43345-1-47	Total SF	875	1175
43345-1-47	Number of Bedrooms	2	3
43345-1-47	Number of Bathrooms	1	2
43345-1-48	Total SF	875	1175
43345-1-48	Number of Bedrooms	2	3
43345-1-48	Number of Bathrooms	1	2
43345-1-49	Total SF	875	1175
43345-1-49	Number of Bedrooms	2	3
43345-1-49	Number of Bathrooms	1	2
43345-1-50	Total SF	875	1175
43345-1-50	Number of Bedrooms	2	3
43345-1-50	Number of Bathrooms	1	2
43345-1-51	Total SF	1175	875
43345-1-51	Number of Bedrooms	3	2
43345-1-51	Number of Bathrooms	2	1
43345-1-52	Total SF	1175	875
43345-1-52	Number of Bedrooms	3	2
43345-1-52	Number of Bathrooms	2	1
43345-1-53	Total SF	1175	875
43345-1-53	Number of Bedrooms	3	2
43345-1-53	Number of Bathrooms	2	1
43345-1-54	Total SF	1175	875
43345-1-54	Number of Bedrooms	3	2
43345-1-54	Number of Bathrooms	2	1
43345-1-59	Total SF	875	1175
43345-1-59	Number of Bedrooms	2	3

Sample Property Reference	Property Characteristic	Batch Data file Value	Property Source Document Value
43345-1-59	Number of Bathrooms	1	2
43345-1-60	Total SF	875	1175
43345-1-60	Number of Bedrooms	2	3
43345-1-60	Number of Bathrooms	1	2
43345-1-61	Total SF	875	1175
43345-1-61	Number of Bedrooms	2	3
43345-1-61	Number of Bathrooms	1	2
43345-1-63	Total SF	1175	875
43345-1-63	Number of Bedrooms	3	2
43345-1-63	Number of Bathrooms	2	1
43345-1-64	Total SF	1175	875
43345-1-64	Number of Bedrooms	3	2
43345-1-64	Number of Bathrooms	2	1
43345-1-65	Total SF	1175	875
43345-1-65	Number of Bedrooms	3	2
43345-1-65	Number of Bathrooms	2	1
43839-1-1	Swimming Pool	N	Y
44304-1-1	Swimming Pool (Y/N)	N	Y
44442-10-1	Cut-Off Date Valuation Date	4/23/2023	1/9/2023
44442-45-1	Cut-Off Date Valuation Date	4/23/2023	1/9/2023
45074-113-1	Address	Redacted	Redacted
45074-116-1	Zip Code	46616	46614
45876-1-1	Address	Redacted	Redacted
45927-1-10	Total SF	890	900
45927-1-11	Total SF	890	800
45927-1-12	Total SF	890	800
45927-1-2	Total SF	890	900
45927-1-4	Total SF	890	900
45927-1-6	Total SF	890	900
45927-1-8	Total SF	890	900
46072-11-1	Address (Street)	Redacted	Redacted
46072-11-2	Address (Street)	Redacted	Redacted
46334-35-5	Number of Bedrooms	5	2
47080-11-1	Year Built	1959	1958
47080-11-1	Total SF	1063	1047
47080-12-1	Cut Off date value date	5/19/2023	6/21/2023